Reconciliation of the Provision for Income Taxes (Parenthetical) (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	34.00%	34.00%	34.00%	34.00%	35.00%	35.00%	35.00%